UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-08659

The Henssler Funds Inc.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144

(Name and Address of Agent for Service)

With copy to:

Paul, Hastings, Janofsky & Walker LLP

600 Peachtree Street, N.E.

24 Floor

Atlanta, GA 30308

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2010 – July 31, 2010

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND SCHEDULE OF INVESTMENTS
(Unaudited)		July 31, 2010

	Shares	Value
COMMON STOCKS - 91.95%

Communications - 6.97%
Media - 3.13%
The Walt Disney Co.	134,325	$4,525,409

Telecommunications - 3.84%
Cisco Systems, Inc.(1)	174,800	4,032,636
QUALCOMM, Inc.	40,150	1,528,912

		5,561,548

Total Communications		10,086,957

Consumer, Cyclical - 11.88%
Apparel - 1.37%
VF Corp.	24,900	1,975,317

Auto Manufacturers - 1.00%
Honda Motor Co., Ltd.-ADR	45,500	1,445,535

Retail - 9.51%
Costco Wholesale Corp.	32,500	1,843,075
Lowe’s Cos., Inc.	100,600	2,086,444
McDonald’s Corp.	25,500	1,778,115
Tiffany & Co.	56,000	2,355,920
Walgreen Co.	116,670	3,330,929
Wal-Mart Stores, Inc.	46,200	2,364,978

		13,759,461

Total Consumer, Cyclical		17,180,313

Consumer, Non-Cyclical - 23.81%
Agriculture - 1.39%
Archer-Daniels-Midland Co.	73,550	2,012,328

Beverages - 1.88%
PepsiCo, Inc.	41,975	2,724,597

Biotechnology - 1.01%
Celgene Corp.(1)	26,500	1,461,475

Commercial Services - 3.01%
Automatic Data Processing, Inc.	70,000	2,888,900
Mastercard, Inc. - Class A	7,000	1,470,280

		4,359,180

Cosmetics/Personal Care - 1.92%
The Procter & Gamble Co.	45,300	2,770,548

Food - 1.28%
HJ Heinz Co.	41,500	1,845,920

Healthcare Products - 7.57%
Johnson & Johnson	87,570	5,086,941
Medtronic, Inc.	37,500	1,386,375
Stryker Corp.	39,800	1,853,486
Varian Medical Systems, Inc.(1)	47,700	2,633,040

		10,959,842

Household Products/Wares - 2.32%
Church & Dwight Co., Inc.	50,600	3,353,262

Pharmaceuticals - 3.43%
Teva Pharmaceutical Industries, Ltd.-ADR	101,675	4,966,824

Total Consumer, Non-Cyclical		$34,453,976

Energy - 8.71%
Oil & Gas - 8.71%
Apache Corp.	52,600	5,027,508
Diamond Offshore Drilling, Inc.	20,200	1,201,698
Exxon Mobil Corp.	50,814	3,032,580
Murphy Oil Corp.	60,950	3,337,012

		12,598,798

Total Energy		12,598,798

Financial - 12.00%
Banks - 5.58%
The Bank of New York Mellon Corp.	95,275	2,388,544
Cullen/Frost Bankers, Inc.	53,500	2,953,735
Wells Fargo & Co.	98,600	2,734,178

		8,076,457

Diversified Financial Services - 4.86%
American Express Co.	76,000	3,392,640
T Rowe Price Group, Inc.	75,600	3,646,188

		7,038,828

Insurance - 1.56%
Aflac, Inc.	45,900	2,257,821

Total Financial		17,373,106

Industrial - 14.37%
Aerospace/Defense - 2.33%
The Boeing Co.	27,350	1,863,629
Northrop Grumman Corp.	25,800	1,512,912

		3,376,541

Electrical Components & Equipment - 2.93%
Emerson Electric Co.	85,500	4,235,670

Engineering & Construction - 0.88%
Fluor Corp.	26,500	1,279,685

Miscellaneous Manufacturers - 6.75%
3M Co.	25,000	2,138,500
General Electric Co.	277,035	4,465,804
Illinois Tool Works, Inc.	72,600	3,158,100

		9,762,404

Transportation - 1.48%
CH Robinson Worldwide, Inc.	32,730	2,133,996

Total Industrial		20,788,296

Technology - 12.95%
Computers - 7.29%
Accenture PLC - Class A	41,300	1,637,132
Apple, Inc.(1)	17,750	4,566,188
International Business Machines Corp.	33,800	4,339,920

		10,543,240

Semiconductors - 1.50%
Intel Corp.	105,500	2,173,300

Software - 4.16%
ANSYS, Inc.(1)	87,500	3,933,125
Oracle Corp.	88,500	2,092,140

		6,025,265

Total Technology		18,741,805

Utilities - 1.26%
Electric - 1.26%
Southern Co.	51,800	1,830,094

Total Utilities		1,830,094

TOTAL COMMON STOCKS
(COST $110,555,400)		S133,053,345

EXCHANGE TRADED FUNDS - 6.48%
Exchange Traded Funds - 6.48%
Energy Select Sector SPDR Fund	46,300	2,492,792
iShares Dow Jones U.S. Regional Banks Index Fund	157,500	3,605,175
Materials Select Sector SPDR Fund	102,350	3,274,176

		9,372,143

TOTAL EXCHANGE TRADED FUNDS
(COST $7,565,112)		9,372,143

SHORT TERM INVESTMENTS - 1.64%
Fifth Third Institutional Money Market Fund, 7-day Yield 0.12%	2,378,545	2,378,545

TOTAL SHORT TERM INVESTMENTS
(COST $2,378,545)		2,378,545

TOTAL INVESTMENTS (100.07%)		144,804,033

(COST $120,499,057)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.07%)		(94,665)

TOTAL NET ASSETS (100.00%)		$144,709,368

(1)	Non-income producing security.

ADR	- American Depositary Receipt.
PLC	- Public Limited Company.
SPDR	- Standard & Poor’s 500 Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Statement of Investments

July 31, 2010 (Unaudited)

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The following is a summary of significant accounting policies consistently followed by The Fund.

a)

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

b)

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), issued in June 2009. In accordance with ASC 740 “Accounting for Uncertainty in Income Taxes,” (formerly FIN 48) the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. As of and during the year ended April 30, 2010, management has concluded that The Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of ASC 740. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, The Fund did not incur any interest and penalties. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Georgia. For the years ended April 30, 2007 through April 30, 2010 for the federal jurisdiction and for the years ended April 30, 2007 through April 30, 2010 for the State of Georgia, The Fund returns are still open to examination by the appropriate taxing authority.

c)

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d)

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e)

Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f)

New Accounting Pronouncements — In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures. The implementation of the ASC did not have amaterial effect on the Company’s financial disclosures contained in this Report.

g)

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

h)

Fair Value Measurements and Disclosures — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including The Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value The Fund’s investments as of July 31, 2010.

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$133,053,345	$–	$–	$133,053,345
Exchange Traded Funds	9,372,143	–	–	9,372,143
Short Term Investments	2,378,545	–	–	2,378,545
TOTAL	$144,804,033	$–	$–	$144,804,033

For the three months ended July 31, 2010, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

*For detail descriptions, see the accompanying Schedule of Investments.

2.     UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2010 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$28,750,576
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(4,530,742)
Net unrealized appreciation	$24,219,834
Tax Cost	$120,584,199

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 21, 2010

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Principal Financial Officer

Date:	September 21, 2010